Additional Financial Information (Receivables, net and Other Current Liabilities) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (0.5)	$ (0.9)
Receivables, net	64.0	78.0
Current liabilities:
Non-qualified deferred compensation plan	194.0	209.6
Sales and other taxes	58.7	63.9
Insurance-related	36.3	37.4
Employee benefits	35.8	34.3
Contingent proceeds - Red Lobster disposition	0.0	31.5
Accrued interest	5.1	11.4
Miscellaneous	70.7	61.0
Other current liabilities	400.6	449.1
Retail outlet gift card sales
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	43.9	47.1
Landlord allowances due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	3.7	12.9
Miscellaneous
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 16.9	$ 18.9